Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Mortgage Fund
Entity Central Index Key	0001496998
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
American Funds Mortgage Fund® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class A
Trading Symbol	MFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.71% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class C
Trading Symbol	MFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.45% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class T
Trading Symbol	TFMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 23	0.46% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-1
Trading Symbol	MFAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-2
Trading Symbol	MFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.39% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-3
Trading Symbol	AFFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.27% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-A
Trading Symbol	CMFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.73% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-C
Trading Symbol	CMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 74	1.50% *
*Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-E
Trading Symbol	CMFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 47	0.94% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-T
Trading Symbol	TMFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.51% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-1
Trading Symbol	CMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.43% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-2
Trading Symbol	FFMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 21	0.43% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-3
Trading Symbol	FMMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 15	0.31% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-1
Trading Symbol	RMAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.40% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-2
Trading Symbol	RMABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 68	1.37% *
*Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-2E
Trading Symbol	RMBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 53	1.07% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-3
Trading Symbol	RMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.94% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-4
Trading Symbol	RMAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-5E
Trading Symbol	RMAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.43% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-5
Trading Symbol	RMAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund® - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-6
Trading Symbol	RMAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.27% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 11,726,000,000
Holdings Count | Holding	988
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.

[1]	Annualized.